ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 $ / shares shares	Jun. 30, 2023 shares	Aug. 10, 2022	Jun. 30, 2022 shares	Jan. 15, 2020 CNY (¥)	Dec. 14, 2018 USD ($)	Dec. 14, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2017 shares	Jan. 09, 2017	Nov. 24, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding						40,124,259		39,274,259						15,000,000
Long Kai (Shenzheng) Industrial Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration | ¥				¥ 71,000
Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contributions												$ 11,000	¥ 80,000
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage																100.00%
Dongguan Jiasheng [Member] | Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage												58.00%	58.00%
HK Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage																100.00%
Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage															100.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage															100.00%
Dogness Intelligence Technology Co., Ltd. [Member] | TwoUnrelated Entities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage												42.00%	42.00%
Dogness Intelligence Technology Co., Ltd. [Member] | Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage							58.00%
Zhangzhou Meijia Metal Product Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition cost ratio			100.00%	100.00%
Cash consideration | $			$ 11,100
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital contributions										$ 1,500	¥ 10,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr Silong Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage	51.20%								51.20%
Cash consideration	$ 790	¥ 5,120
Capital contributions	$ 760								¥ 4,880
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Two Third Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination step acquisition equity interest in acquiree percentage	48.80%								48.80%
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding						9,069,000		9,069,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding						31,055,259		30,205,259
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued under public offering					10,913,631
Shares issued, price per share | $ / shares					$ 5.00
Ms. Yunhao Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, state country name						British Virgin Islands
Entity incorporation, date of incorporation						Jul. 11, 2016